Label	Element	Value
ESG Diversified Portfolio | ESG Diversified Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	ESG Diversified Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

ESG Diversified Portfolio and ESG Diversified Growth Portfolio (the “ESG Portfolios”) – The ESG Portfolios no longer invest in the ESG Underlying Fund managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC). Accordingly, all references to and disclosures regarding Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC and the Aristotle Fund with respect to the ESG Portfolios are deleted.